Note 20 - Related party transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from Related Parties	$ 16,198	$ 15,821	$ 16,036
Costs and Expenses, Related Party	24	370	169
Due from Related Parties	3,487	3,954
Due to Related Parties	2,180	2,720
Affiliated Entity [Member]
Payments for Rent	$ 1,573	$ 3,363	$ 2,812